Income Taxes (Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
U.S. federal, Current	$ 19,033	$ 26,766	$ 503
State and local, Current	3,554	5,503	812
Foreign, Current	2,549	1,216
Total current	25,136	33,485	1,315
U.S. federal, Deferred	1,639	11,648	24,005
State and local, Deferred	795	(1,901)	1,749
Foreign, Deferred	604	(1,214)	(60)
Total deferred	3,038	8,533	25,694
Total income tax expense (benefit)	$ 28,174	$ 42,018	$ 27,009